SHAREHOLDERS' EQUITY (Details2) (USD $)	0 Months Ended		12 Months Ended
	Jun. 27, 2011	Aug. 31, 2012	Aug. 31, 2012 January 2011 Warrants	Aug. 31, 2012 January 2011 Option Warrants
Expiry Date			Jan. 31, 2016	Jun. 30, 2016
Warrants exercise price	$ 2.50		$ 2.50	$ 2.50
Warrants Outstanding		9,620,344	1,600,000	6,240,000